Commitments - Summary of Amounts Recognized in the Statement of Financial Position (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Commitments [Line Items]
Right-Of-Use Assets, Gross	$ 29,243	$ 20,329
Depreciation of right-of-use assets	(8,204)	(5,845)
Right-of-use assets	21,039	14,484
Lease liabilities	3,721	3,014
Lease liabilities	18,717	12,822
Lease liabilities	$ 22,438	$ 15,836